Wages, Salaries and Benefits - Summary of Wages, Salaries and Benefits (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Wages, salaries, bonus and allowances	¥ 16,474,000	¥ 14,370,000	¥ 12,917,000
Employee welfare and benefits	133,000	235,000	436,000
Pension	1,987,000	1,769,000	1,479,000
Medical insurance	663,000	606,000	563,000
Staff housing fund	886,000	868,000	817,000
Staff housing allowances	150,000	236,000	247,000
Early retirement benefits	27,000	61,000
Wages and salaries	20,320,000	18,145,000	16,459,000
Salaries and allowances	2,933	1,829	2,823
Bonus	0	0	0
Total	2,933	1,829	2,823
Executive directors [Member] | Liu Shaoyong [Member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Ma Xulun [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances			401
Bonus	0	0	0
Total			401
Executive directors [Member] | Xu Zhao [Member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Gu Jiadan [Member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Li Yangmin [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances			365
Bonus	0	0	0
Total			365
Executive directors [Member] | Tang Bing [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances			358
Bonus	0	0	0
Total			358
Executive directors [Member] | Tian Liuwen [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances			419
Bonus	0	0	0
Total			419
Independent Non-executive Directors [Member] | Liu Keya [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances			72
Bonus			0
Total			72
Independent Non-executive Directors [Member] | Ji Weidong [Member]
Disclosure of defined benefit plans [Line Items]
Bonus		0	0
Independent Non-executive Directors [Member] | Shao Ruiqing [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	200	160	60
Bonus	0	0	0
Total	200	160	60
Independent Non-executive Directors [Member] | Li Ruoshan [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	200	160	120
Bonus	0	0	0
Total	200	160	120
Independent Non-executive Directors [Member] | Ma Weihua [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	200	160	120
Bonus	0	0	0
Total	200	160	120
Independent Non-executive Directors [Member] | Cai Hongping [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	200	100
Bonus	0	0
Total	200	100
Supervisors [Member] | Yu Faming [Member]
Disclosure of defined benefit plans [Line Items]
Bonus		0	0
Supervisors [Member] | Xi Sheng [Member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Supervisors [Member] | Xu Haihua [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances		288	298
Bonus		0	0
Total		288	298
Supervisors [Member] | Feng Jinxiong [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	584	535	610
Bonus	0	0	0
Total	584	535	610
Supervisors [Member] | Ba Shengji [Member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	¥ 0
Supervisors [Member] | Hu Jidong [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	1,549	426
Bonus	0	0
Total	1,549	426
Supervisors [Member] | Jia Shaojun [Member]
Disclosure of defined benefit plans [Line Items]
Bonus	¥ 0	¥ 0